UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 225-7365

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 – March 31, 2015

Item 1. Schedule of Investments.

	SCHEDULE of INVESTMENTS

CORTINA SMALL CAP GROWTH FUND	March 31, 2015 (Unaudited)
	Shares	Value

COMMON STOCKS (97.1%)
Consumer Discretionary (14.8%)
Build-A-Bear Workshop, Inc.(a)	18,129	$356,235
Fiesta Restaurant Group, Inc.(a)	10,213	622,993
Five Below, Inc.(a)	8,957	318,600
Gentherm, Inc.(a)	6,944	350,741
IMAX Corp.(a)	12,088	407,486
Kirkland’s, Inc.(a)	22,578	536,227
Kona Grill, Inc.(a)	21,649	615,265
LifeLock, Inc.(a)	24,896	351,283
Malibu Boats, Inc., Class A(a)	16,275	380,021
Motorcar Parts of America, Inc.(a)	25,329	703,893
Nautilus, Inc.(a)	38,469	587,422
Performance Sports Group, Ltd.(a)	28,544	556,608
Restoration Hardware Holdings, Inc.(a)	5,972	592,363
Tumi Holdings, Inc.(a)	25,575	625,564
Universal Electronics, Inc.(a)	6,922	390,678

		7,395,379

Consumer Staples (1.8%)
Boulder Brands, Inc.(a)	58,718	559,582
Craft Brew Alliance, Inc.(a)	25,772	351,530

		911,112

Energy (4.1%)
Aegean Marine Petroleum Network, Inc.	34,190	491,310
Carrizo Oil & Gas, Inc.(a)	5,673	281,665
Evolution Petroleum Corp.	22,108	131,543
RigNet, Inc.(a)	12,355	353,229
Sanchez Energy Corp.(a)	29,730	386,787
Synergy Resources Corp.(a)	32,903	389,901

		2,034,435

Financials (4.7%)
BofI Holding, Inc.(a)	5,582	519,349
EverBank Financial Corp.	25,516	460,054
Health Insurance Innovations, Inc., Class A(a)	45,151	352,629
LendingTree, Inc.(a)	8,626	483,142
Pinnacle Financial Partners, Inc.	11,473	510,090

		2,325,264

Health Care (32.1%)
AAC Holdings, Inc.(a)	8,471	259,043
ABIOMED, Inc.(a)	10,143	726,036
Adeptus Health, Inc., Class A(a)	9,652	484,724
Air Methods Corp.(a)	9,647	449,454
AtriCure, Inc.(a)	51,464	1,054,497
BioTelemetry, Inc.(a)	73,695	652,201
Cepheid(a)	7,766	441,885
Cerus Corp.(a)	85,019	354,529
Depomed, Inc.(a)	14,854	332,878
Endologix, Inc.(a)	37,534	640,705
HealthEquity, Inc.(a)	22,076	551,679
HealthStream, Inc.(a)	15,298	385,510
HeartWare International, Inc.(a)	5,892	517,141
HMS Holdings Corp.(a)	21,702	335,296
Icad, Inc.(a)	52,629	504,186
Imprivata, Inc.(a)	33,052	462,728
InspireMD, Inc.(a)	125,565	40,181

	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
K2M Group Holdings, Inc.(a)	21,494	$473,943
Ligand Pharmaceuticals, Inc.(a)	5,208	401,589
NanoString Technologies, Inc.(a)	39,660	404,135
Neogen Corp.(a)	7,782	363,653
NeoGenomics, Inc.(a)	150,696	703,750
NxStage Medical, Inc.(a)	47,821	827,303
OraSure Technologies, Inc.(a)	59,241	387,436
Oxford Immunotec Global PLC(a)	37,748	531,492
Pernix Therapeutics Holdings, Inc.(a)	55,374	591,948
Quidel Corp.(a)	18,342	494,867
The Spectranetics Corp.(a)	17,819	619,389
Streamline Health Solutions, Inc.(a)	62,889	224,514
Synergetics USA, Inc.(a)	71,772	386,851
TearLab Corp.(a)	89,767	178,636
Trinity Biotech PLC, Sponsored ADR	31,952	615,076
Vocera Communications, Inc.(a)	58,387	579,199

		15,976,454

Industrials (12.8%)
The Advisory Board Co.(a)	10,571	563,223
Barnes Group, Inc.	8,338	337,606
Celadon Group, Inc.	9,299	253,119
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	53,141	591,991
Forward Air Corp.	5,176	281,057
Franklin Covey Co.(a)	16,938	326,226
Heritage Crystal Clean, Inc.(a)	23,694	277,220
Insteel Industries, Inc.	23,849	515,854
On Assignment, Inc.(a)	12,841	492,709
Power Solutions International, Inc.(a)	6,111	392,876
Quality Distribution, Inc.(a)	42,261	436,556
Saia, Inc.(a)	10,528	466,390
TASER International, Inc.(a)	19,795	477,257
Team, Inc.(a)	11,922	464,720
Trex Co., Inc.(a)	9,529	519,616

		6,396,420

Information Technology (21.8%)
BroadSoft, Inc.(a)	13,348	446,624
Clicksoftware Technologies, Ltd.(a)	52,057	457,581
Everyday Health, Inc.(a)	34,035	437,690
Fleetmatics Group PLC(a)	11,804	529,409
Imperva, Inc.(a)	19,437	829,960
Infoblox, Inc.(a)	28,630	683,398
Inphi Corp.(a)	32,059	571,612
Internap Corp.(a)	90,056	921,273
Intralinks Holdings, Inc.(a)	34,014	351,705
M/A-COM Technology Solutions Holdings, Inc.(a)	9,930	369,992
Marchex, Inc., Class B	76,483	312,051
Numerex Corp., Class A(a)	34,089	388,615
Orbotech, Ltd.(a)	13,914	223,041
Planet Payment, Inc.(a)	165,257	313,988
Procera Networks, Inc.(a)	39,783	373,562
PROS Holdings, Inc.(a)	23,577	582,588
Q2 Holdings, Inc.(a)	18,417	389,335
Qlik Technologies, Inc.(a)	8,242	256,573
RADWARE, Ltd.(a)	36,994	773,545
ShoreTel, Inc.(a)	79,437	541,760
SPS Commerce, Inc.(a)	3,627	243,372
TechTarget, Inc.(a)	35,371	407,828

	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Varonis Systems, Inc.(a)	18,657	$478,739

		10,884,241

Telecommunication Services (5.0%)
8x8, Inc.(a)	76,307	640,979
Cogent Communications Holdings, Inc.	12,600	445,158
inContact, Inc.(a)	76,707	836,106
RingCentral, Inc., Class A(a)	37,566	575,887

		2,498,130

TOTAL COMMON STOCKS (COST $42,790,656)		48,421,435

SHORT TERM INVESTMENT (2.4%)
Daily Income Fund - Money Market Portfolio Fiduciary Class Shares, 7 Day Yield 0.010%	1,178,667	1,178,667

TOTAL SHORT TERM INVESTMENT (COST $1,178,667)		1,178,667

TOTAL INVESTMENTS (99.5%) (COST $43,969,323)		49,600,102

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.5%)		251,997

NET ASSETS 100.0%		$49,852,099

(a)	Non Income Producing Security.

Common Abbreviations:

ADR -American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

SAB de CV - A variable rate company.

See Notes to Quarterly Schedule of Investments

	SCHEDULE of INVESTMENTS

CORTINA SMALL CAP VALUE FUND	March 31, 2015 (Unaudited)
	Shares	Value

COMMON STOCKS (96.5%)
Consumer Discretionary (19.0%)
ANN, Inc.(a)	10,125	$415,429
Arctic Cat, Inc.	16,171	587,331
Bloomin’ Brands, Inc.	39,104	951,400
ClubCorp Holdings, Inc.	41,961	812,365
Cooper Tire & Rubber Co.	15,933	682,570
Cooper-Standard Holding, Inc.(a)	4,137	244,910
Denny’s Corp.(a)	60,684	691,798
Helen of Troy, Ltd.(a)	20,196	1,645,772
Lumber Liquidators Holdings, Inc.(a)	16,342	503,007
New Media Investment Group, Inc.	22,883	547,590
Performance Sports Group, Ltd.(a)	51,311	1,000,564
SeaWorld Entertainment, Inc.	29,095	560,952
Tile Shop Holdings, Inc.(a)	46,676	565,246

		9,208,934

Financials (30.4%)
The Bancorp, Inc.(a)	76,286	688,863
Boston Private Financial Holdings, Inc.	46,161	560,856
Capitol Federal Financial, Inc.	43,868	548,350
CNO Financial Group, Inc.	36,666	631,389
ConnectOne Bancorp, Inc.	35,323	687,386
Gramercy Property Trust, Inc., REIT	33,158	930,752
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	46,917	857,643
Kennedy-Wilson Holdings, Inc.	33,062	864,241
Maiden Holdings, Ltd.	54,046	801,502
MB Financial, Inc.	21,829	683,466
Meridian Bancorp, Inc.(a)	51,174	673,962
National General Holdings Corp.	48,092	899,320
OFG Bancorp	51,520	840,806
PacWest Bancorp	19,190	899,819
PennyMac Mortgage Investment Trust, REIT	35,355	752,708
PHH Corp.(a)	27,212	657,714
Physicians Realty Trust, REIT	32,676	575,424
Square 1 Financial, Inc., Class A(a)	31,485	842,853
State National Cos, Inc.	63,372	630,551
Waterstone Financial, Inc.	52,928	679,596

		14,707,201

Health Care (11.6%)
Allscripts Healthcare Solutions, Inc.(a)	50,265	601,169
AngioDynamics, Inc.(a)	42,846	762,230
Halyard Health, Inc.(a)	14,000	688,800
IPC The Hospitalist Co., Inc.(a)	11,127	518,963
Magellan Health, Inc.(a)	11,612	822,362
MedAssets, Inc.(a)	33,207	624,956
Phibro Animal Health Corp., Class A	18,353	649,880
Prestige Brands Holdings, Inc.(a)	21,765	933,501

		5,601,861

Industrials (9.8%)
Beacon Roofing Supply, Inc.(a)	21,763	681,182
Celadon Group, Inc.	27,582	750,782
FTI Consulting, Inc.(a)	23,978	898,216
Hawaiian Holdings, Inc.(a)	27,662	609,255
NCI Building Systems, Inc.(a)	37,407	646,393
Tutor Perini Corp.(a)	25,909	604,975

	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
UTi Worldwide, Inc.(a)	45,952	$565,210

		4,756,013

Information Technology (17.8%)
ACI Worldwide, Inc.(a)	44,754	969,372
Advanced Energy Industries, Inc.(a)	33,247	853,118
Avid Technology, Inc.(a)	53,652	799,415
Canadian Solar, Inc.(a)	14,707	491,067
Eastman Kodak Co.(a)	30,831	585,481
Ebix, Inc.	23,817	723,560
ExlService Holdings, Inc.(a)	18,868	701,890
Itron, Inc.(a)	16,350	596,938
Knowles Corp.(a)	30,229	582,513
Newport Corp.(a)	28,870	550,262
Semtech Corp.(a)	28,017	746,513
Tower Semiconductor, Ltd.(a)	60,129	1,020,990

		8,621,119

Materials (5.1%)
Ferro Corp.(a)	47,448	595,473
Graphic Packaging Holdings Co.	49,645	721,838
Myers Industries, Inc.	40,142	703,689
TimkenSteel Corp.	15,891	420,635

		2,441,635

Utilities (2.8%)
Black Hills Corp.	13,357	673,727
Chesapeake Utilities Corp.	13,551	685,816

		1,359,543

TOTAL COMMON STOCKS (COST $41,648,846)		46,696,306

SHORT TERM INVESTMENT (5.3%)
Daily Income Fund- Money Market Portfolio Fiduciary Class Shares, 7 Day Yield 0.010%	2,544,557	2,544,557

TOTAL SHORT TERM INVESTMENT (COST $2,544,557)		2,544,557

TOTAL INVESTMENTS (101.8%) (COST $44,193,403)		49,240,863

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)		(851,697)

NET ASSETS 100.0%		$48,389,166

(a)	Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2015 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2015:

Cortina Small Cap Growth Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$48,421,435	$–	$–	$48,421,435
Short Term Investment	1,178,667	–	–	1,178,667

Total	$49,600,102	$–	$–	$49,600,102

Cortina Small Cap Value Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$46,696,306	$–	$–	$46,696,306
Short Term Investment	2,544,557	–	–	2,544,557

Total	$49,240,863	$–	$–	$49,240,863

*	See Schedule of Investments for sector classification.

For the period ended March 31, 2015, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2015. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended March 31, 2015, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS OF INVESTMENTS

As of March 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$44,946,955	$7,304,735	$(2,651,588)	$4,653,147
Cortina Small Cap Value Fund	$44,298,645	$5,739,036	$(796,818)	$4,942,218

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 27, 2015

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	May 27, 2015